ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounts Receivable Details
Accounts receivable	$ 738,671	$ 437,106
Less: allowance for doubtful accounts	64,065	64,065
Accounts receivable, net	$ 674,606	$ 372,031